Other Commitments And Contingencies (Estimated Aggregate Amounts Of Minimum Fixed Payments On Purchase And Service Obligations) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pipeline Service Agreements
Other Commitments And Contingencies [Line Items]
Purchase And Service Obligations Minimum Fixed Payments Due Current	$ 51.5
2016	49.5
2017	42.0
2019	25.4
2020	24.2
After	66.8
Total future minimum payments	259.4
IBM Service Agreement
Other Commitments And Contingencies [Line Items]
Purchase And Service Obligations Minimum Fixed Payments Due Current	38.6
2016	33.0
2017	31.7
2019	31.0
2020	31.0
After	0.0
Total future minimum payments	$ 165.3